Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2016
Vessels and other fixed assets, net [Abstract]
Vessels and other fixed assets, net:
5.      Vessels and other fixed assets, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	June 30, 2016
Cost
Vessels	$2,025,688	$2,096,931
Other fixed assets	1,810	1,848
Total cost	2,027,498	2,098,779
Accumulated depreciation	(269,946)	(296,272)
Vessels and other fixed assets, net	$1,757,552	$1,802,507

Vessels acquired / disposed of during the six-month period ended June 30, 2015
Delivery of newbuilding vessels:
(i)           On January 8, 2015, the Company took delivery of the vessel Indomitable (ex-HN 5016), for which it had previously made a payment of $34,942 in December 2014. To partially finance the delivery installment of the Indomitable, the Company drew down $32,480 under the BNP $32,480 Facility.
(ii)           On February 27, 2015, the Company took delivery of the vessels Honey Badger (ex-HN 164) and Wolverine (ex-HN 165), for which the Company paid delivery installments of $19,422 each. On March 13, 2015, the Company drew down $38,162 for the financing of both Honey Badger and Wolverine under the Sinosure Facility.
(iii)         On April 2, 2015, the Company took delivery of the Newcastlemax vessel Gargantua (ex-HN 166). The delivery instalment of $37,682 was partially financed by $32,400 drawn under the DNB-SEB-CEXIM $227,500 Facility, while the remaining amount was financed through existing cash.
(iv)          On May 27, 2015, the Company took delivery of the Capesize vessel Deep Blue (ex-HN 5017). The delivery installment of $34,982 was partially financed by $28,680 drawn under the DVB $31,000 Deep Blue Facility.
(v)         On March 25, March 31, April 7 and June 26, 2015, the Company took delivery of the vessels Idee Fixe, Roberta, Laura and Kaley, respectively, all of which are subject to bareboat charter agreements with affiliates of New Yangzijiang shipyards that are accounted for in the Company's consolidated financial statements as a capital lease, as further described in the Company's 2015 20-F Annual Report.
Acquisition of secondhand vessels:

During the six-month period ended June 30, 2015, the remaining six of the Excel Vessels (Star Nina (ex-Iron Kalypso), Star Nicole (ex-Elinakos), Star Claudia (ex-Happyday), Star Monisha (ex-Iron Beauty), Rodon and Star Jennifer (ex-Ore Hansa) were delivered to the Company in exchange for 851,577 common shares and $39,475 in cash, completing the acquisitions of 34 vessels from Excel, as further discussed in the Company's consolidated financial statements for the year ended December 31, 2015, included in the Company's 2015 20-F Annual Report.
Sale of vessels:
On January 20, January 28, March 6, and March 19, 2015, the Company entered into separate agreements with third parties to sell four of the recently acquired Excel Vessels: Star Julia, Star Tatianna, Rodon and Star Monika, respectively. The vessels were delivered to their new owners on February 4, February 9, March 12 and April 7, 2015, respectively. As of March 31, 2015, the vessel Star Monika met the criteria for classification as held for sale, and the Company recognized an impairment loss of $1,080. In addition, the vessel Star Kim, which was agreed to be sold in December 2014, was delivered to its new owners on January 21, 2015. In connection with the sale of the vessels Star Julia, Star Tatianna, Star Monika and Star Kim, the Company prepaid an amount of $18,181 under the Excel Vessel CiT Facility.

In addition, on April 17, 2015, May 18, 2015 and June 5, 2015 the Company entered into separate agreements with third parties to sell the vessels Star Big, Star Christianna and Star Mega. The vessels were delivered to their new owners on June 4, 2015, June 23, 2015 and June 17, 2015, respectively.

In connection with the aforementioned sales the Company recognized a total net loss on sale of vessels of $13,389, which is separately reflected in the accompanying statement of operations for the six-month period ended June 30, 2015.

On May 28, 2015, the Company entered into an agreement with a third party to sell the vessel Maiden Voyage. The vessel was delivered to its new owner in September 2015. As part of this transaction, the vessel was leased back to the Company under a time charter for two years, and Star Bulk guaranteed all the liabilities and responsibilities of the vessel's shipowning entity (Premier Voyage LLC) under this charter. The lease back did not meet the lease classification test for a capital lease and was accounted for as an operating lease. In addition, the vessel did not meet the 'held-for-sale' classification criteria as of June 30, 2015, as it was not considered available for immediate sale in its present condition. In connection with this sale, an impairment charge of $8,282 was recorded, which includes a $4,411 write-off of the fair value adjustment recognized upon the Merger. Pursuant to the applicable accounting guidance for sale and lease back transactions, the net gain from the sale of Maiden Voyage of $148 was deferred and is being amortized in straight line over the lease term. The net book value of this deferred gain as of June 30, 2016 is $90 and is reflected within “Other non-current liabilities” in the accompanying consolidated balance sheets, while amortization of this deferred gain during the six-month period ended June 30, 2016 is $37 and is included within “Charter-in hire expense” in the accompanying unaudited interim condensed consolidated statement of operations.

Vessels acquired / disposed of during the six-month period ended June 30, 2016
Delivery of newbuilding vessels:
(i)         On January 6, 2016, the Company took delivery of the vessel Star Lutas (ex-HN NE 197). The delivery installment of $19,770 was partially financed by $14,813 drawn down under the Sinosure Facility.
(ii)      On January 8, 2016, the Company took delivery of the vessel Kennadi (ex-HN 1080). The delivery installment of $21,229 was partially financed by $14,478 drawn down under the Sinosure Facility.
(iii)      On February 26, 2016, the Company took delivery of the vessel Star Poseidon (ex-HN NE 198). The delivery installment of $33,391 was partially financed by $23,400 drawn down under the DNB-SEB-CEXIM $227,500 Facility.
(iv)           On March 2, 2016, the Company took delivery of the vessel Mackenzie (ex-HN 1081). The delivery installment of $18,221 was partially financed by $12,720 drawn down under the Sinosure Facility.
(v)            On March 11, 2016 and June 6, 2016, the Company took delivery of the vessels Star Marisa (ex-HN 1359) and Star Libra (ex-HN 1372), which are each subject to a separate bareboat charter agreement with CSSC (Hong Kong) Shipping Company Limited (“CSSC”).  Each of these bareboat charter agreements is accounted for in the Company's consolidated financial statements as a capital lease, as further described in the Company's 2015 20-F Annual Report.
Sale of vessels:

In late 2015, the Company entered into various separate agreements with third parties to sell four of its operating vessels (Indomitable, Magnum Opus, Tsu Ebisu and Deep Blue) and five of its newbuilding vessels (Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus) upon their delivery from the shipyards. In early 2016, the Company entered into various separate agreements with third parties to sell the operating vessel Obelix and the newbuilding vessel Megalodon (ex-HN 5056) upon its delivery from the shipyard. All these sold vessels were delivered to their purchasers during the six-month period ended June 30, 2016, and the Company recognized a net loss on sale of $21.
In addition, in late March 2016, the Company negotiated the sale of Star Michele. The Memorandum of the Agreement was signed in April 2016 and the vessel was delivered to its buyers in late May 2016. In connection with this sale, the Company recognized an impairment loss of $5,626, which is reflected within “Impairment loss” in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2016.
Capital leases
As of June 30, 2016, the Company was party to six capital leases, for the vessels Idee Fixe, Roberta, Laura, Kaley, Star Marisa and Star Libra. The interest expense on the financial liability related to the Company's capital leases for the six-month periods ended June 30, 2016 and 2015 was $3,016 and $872, respectively, and is included within “Interest and finance costs” in the accompanying unaudited interim condensed consolidated statements of operations. As of June 30, 2016, the net book value of the vessels under capital leases was $232,835, with accumulated amortization of $5,984. The principal payments required to be made after June 30, 2016 for the outstanding capital lease obligations are as follows:
Twelve month periods ending	Amount
June 30, 2017	$17,689
June 30, 2018	17,647
June 30, 2019	18,534
June 30, 2020	21,439
June 30, 2021	21,973
June 30, 2022 and thereafter	116,710
Total capital lease minimum payments	$213,992
Excluding bareboat interest	51,259
Total lease commitments	162,733
Lease commitments - current portion	9,137
Lease commitments - non-current portion	153,596

Other than the sale of Star Michele as discussed above and the termination of two newbuilding contracts discussed in Note 6 below, which collectively resulted in an aggregate impairment loss of $6,694 during the six-month period ended June 30, 2016, no other events and circumstances were identified that would require an additional impairment since the Company's last impairment exercise as of December 31, 2015.